SCHEDULE OF KEY ASSUMPTIONS OF INVESTMENT IN ASSOCIATE (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Revenue growth rate		7.53%
Discount rate		13.90%
Name of entity		Landmark Medical Centre Sdn Bhd
Principal activities		Operations of private specialist hospital
Country of business / incorporation		Malaysia
Group's effective equity interest held rate		20.00%